Significant accounting policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2022
Buildings Member | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	15 years
Buildings Member | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	25 years
Plant and equipment [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Plant and equipment [member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	15 years
Furniture and fixtures [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Furniture and fixtures [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	10 years
Other [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Other [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	5 years